HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
HOTEL OPERATING COSTS.
Rents	¥ 2,074		¥ 2,177
Utilities	319		341
Personnel costs	2,806		2,562
Depreciation and amortization	597		634
Consumable, food and beverage	570		620
Others	990		962
Total	¥ 7,356	$ 1,027	¥ 7,296